INCOME TAXES - Schedule of Changes in Deferred Tax Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 910
Deferred tax (liabilities), beginning balance	(4,160)
Net deferred tax (liability), beginning balance	(3,250)	$ (2,858)
Income	(118)	(355)
Equity	0	7
Acquisitions and Dispositions	143	85
OCI	161	(101)
Other Balance Sheet	0	(28)
Deferred tax assets, ending balance	1,691	910
Deferred tax liabilities, ending balance	(4,755)	(4,160)
Net deferred tax (liability), ending balance	(3,064)	(3,250)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	910	772
Income	810	164
Equity	0	7
Acquisitions and Dispositions	0	0
OCI	(29)	(5)
Other Balance Sheet	0	(28)
Deferred tax assets, ending balance	1,691	910
Deferred tax (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities), beginning balance	(4,160)	(3,630)
Income	(928)	(519)
Equity	0	0
Acquisitions and Dispositions	143	85
OCI	190	(96)
Other Balance Sheet	0	0
Deferred tax liabilities, ending balance	$ (4,755)	$ (4,160)